Investment in a Joint Venture (Details) - Schedule of summarized statement of financial position of Vibe Music Arabia FZ-LLC - Vibe Music Arabia FZ-LLC [Member]	Dec. 31, 2021 USD ($)
Investment in a Joint Venture (Details) - Schedule of summarized statement of financial position of Vibe Music Arabia FZ-LLC [Line Items]
Current assets	$ 55,784
Current Liabilities	$ (40,501)